Leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Fixed rent expense	$ 178	$ 171
Short-term lease cost
Net lease cost	178	171	$ 356
Cost of Sales
Net lease cost	0	0
General & Administrative Expenses
Net lease cost	$ 178	$ 171